Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 159,467	$ 19,303
Restricted cash	9,979	11,425
Total cash and cash equivalents and restricted cash	$ 169,446	$ 30,728	$ 30,402	$ 61,455